Note 18 - Capital Stock - Capital Stock Issued and Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Capital Shares, Number (in shares)	51,103,821	50,610,676
Capital Shares, Amount	$ 1,531,644	$ 1,472,218
Subordinate Voting Shares [Member]
Capital Shares, Number (in shares)	49,778,127	49,284,982
Capital Shares, Amount	$ 1,531,271	$ 1,471,845
Multiple Voting Shares [Member]
Capital Shares, Number (in shares)	1,325,694	1,325,694
Capital Shares, Amount	$ 373	$ 373